Leases (Schedule of Amounts Recognized in Profit or Loss) (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Interest expenses on lease liability	[1]	€ 367	€ 494	€ 341

[1]	Reclassification